03.31 Fidelity Freedom Index Funds - Institutional Premium PRO-05 | Fidelity Freedom® Index 2010 Fund
Fund Summary Fund/Class: Fidelity Freedom® Index 2010 Fund/Institutional Premium
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Freedom® Index 2010 Fund}	03.31 Fidelity Freedom Index Funds - Institutional Premium PRO-05 Fidelity Freedom® Index 2010 Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Index 2010 Fund}	03.31 Fidelity Freedom Index Funds - Institutional Premium PRO-05 Fidelity Freedom® Index 2010 Fund Fidelity Freedom Index 2010 Fund-Institutional Premium Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.03%
Total annual operating expenses	0.13%	[1]
Fee waiver and/or expense reimbursement	0.03%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.10%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Premium Class of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets (the Expense Cap). If at any time during the current fiscal year expenses for Institutional Premium Class of the fund fall below the Expense Cap, FMR reserves the right to recoup prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Freedom® Index 2010 Fund}	03.31 Fidelity Freedom Index Funds - Institutional Premium PRO-05 Fidelity Freedom® Index 2010 Fund Fidelity Freedom Index 2010 Fund-Institutional Premium Class USD ($)
1 year	$ 10
3 years	32
5 years	63
10 years	$ 156

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets according to an asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund, approximately 10 to 19 years after the year 2010 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Using an asset allocation among underlying Fidelity® funds and futures as of March 31, 2018, of approximately:
Bond Funds*
Inflation-Protected Bond Funds	4
Investment Grade Bond Funds	35
Domestic Equity Funds*
Commodity Funds	1
Domestic Equity Funds	28
International Equity Funds*
Developed International Equity Funds	13
Short-Term Funds*
Short-Term Funds	19

* FMRC may change these percentages over time. The allocation percentages may not add to 100% due to rounding.

  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Passive Management Risk. An underlying fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an underlying fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.16%	March 31, 2017
Lowest Quarter Return	-0.11%	December 31, 2016
Year-to-Date Return	-0.70%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Freedom® Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium PRO-05 - Fidelity Freedom® Index 2010 Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Freedom Index 2010 Fund-Institutional Premium Class			Jun. 24, 2015
Fidelity Freedom Index 2010 Fund-Institutional Premium Class | Return Before Taxes	10.73%	5.21%
Fidelity Freedom Index 2010 Fund-Institutional Premium Class | After Taxes on Distributions	9.78%	4.36%	Jun. 24, 2015
Fidelity Freedom Index 2010 Fund-Institutional Premium Class | After Taxes on Distributions and Sales	6.37%	3.73%	Jun. 24, 2015
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	3.54%	2.77%
Fidelity Freedom Index 2010 Composite Index℠(reflects no deduction for fees or expenses)	10.80%	5.29%
[1]	From June 24, 2015